UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 805

Salomon Brothers Investors Value Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS INVESTORS VALUE FUND INC.

FORM N-Q

MARCH 31, 2006

SALOMON BROTHERS INVESTORS VALUE FUND INC.

Schedule of Investments (unaudited)	March 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 12.2%
Hotels, Restaurants & Leisure - 2.0%
1,052,100	McDonald’s Corp.	$36,150,156

Household Durables - 1.1%
783,600	Newell Rubbermaid Inc.	19,738,884

Media - 7.1%
601,800	EchoStar Communications Corp., Class A Shares*	17,975,766
283,385	Liberty Global Inc., Series A Shares*	5,800,891
136,185	Liberty Global Inc., Series C Shares*	2,689,654
2,371,200	Liberty Media Corp., Class A Shares*	19,467,552
2,647,700	News Corp., Class B Shares	46,493,612
662,100	SES Global SA, FDR	10,560,052
1,670,500	Time Warner Inc.	28,047,695

	Total Media	131,035,222

Multiline Retail - 2.0%
337,500	J.C. Penney Co. Inc.	20,388,375
310,100	Target Corp.	16,128,301

	Total Multiline Retail	36,516,676

	TOTAL CONSUMER DISCRETIONARY	223,440,938

CONSUMER STAPLES - 10.7%
Food & Staples Retailing - 4.9%
2,672,600	Kroger Co.	54,414,136
754,900	Wal-Mart Stores Inc.	35,661,476

	Total Food & Staples Retailing	90,075,612

Food Products - 1.1%
1,083,200	Sara Lee Corp.	19,367,616

Household Products - 1.7%
534,000	Kimberly-Clark Corp.	30,865,200

Tobacco - 3.0%
776,200	Altria Group Inc.	55,001,532

	TOTAL CONSUMER STAPLES	195,309,960

ENERGY - 9.3%
Energy Equipment & Services - 2.4%
476,200	GlobalSantaFe Corp.	28,929,150
194,400	Halliburton Co.	14,195,088

	Total Energy Equipment & Services	43,124,238

Oil, Gas & Consumable Fuels - 6.9%
483,000	Marathon Oil Corp.	36,790,110
304,400	Royal Dutch Shell PLC, Sponsored ADR, Class A Shares	18,951,944
273,800	Suncor Energy Inc.	21,088,076
378,900	Total SA, Sponsored ADR	49,912,497

	Total Oil, Gas & Consumable Fuels	126,742,627

	TOTAL ENERGY	169,866,865

FINANCIALS - 28.4%
Capital Markets - 4.4%
188,600	Goldman Sachs Group Inc.	29,602,656
641,700	Merrill Lynch & Co. Inc.	50,540,292

	Total Capital Markets	80,142,948

Commercial Banks - 6.5%
1,104,400	Bank of America Corp.	50,294,376
534,000	Wachovia Corp.	29,930,700

See Notes to Schedule of Investments.

1

SALOMON BROTHERS INVESTORS VALUE FUND INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Commercial Banks (continued)
609,200	Wells Fargo & Co.	$38,909,604

	Total Commercial Banks	119,134,680

Consumer Finance - 4.3%
703,800	American Express Co.	36,984,690
505,000	Capital One Financial Corp.	40,662,600

	Total Consumer Finance	77,647,290

Diversified Financial Services - 2.3%
1,025,560	JPMorgan Chase & Co.	42,704,318

Insurance - 7.9%
395,200	AFLAC Inc.	17,835,376
641,100	American International Group Inc.	42,370,299
288,800	Chubb Corp.	27,563,072
322,400	Loews Corp.	32,626,880
566,400	St. Paul Travelers Cos. Inc.	23,669,856

	Total Insurance	144,065,483

Thrifts & Mortgage Finance - 3.0%
424,300	Freddie Mac	25,882,300
438,200	Golden West Financial Corp.	29,753,780

	Total Thrifts & Mortgage Finance	55,636,080

	TOTAL FINANCIALS	519,330,799

HEALTH CARE - 10.4%
Health Care Providers & Services - 3.5%
582,100	UnitedHealth Group Inc.	32,516,106
422,300	WellPoint Inc.*	32,698,689

	Total Health Care Providers & Services	65,214,795

Pharmaceuticals - 6.9%
545,800	Abbott Laboratories	23,180,126
327,500	Johnson & Johnson	19,394,550
498,200	Novartis AG, Sponsored ADR	27,620,208
1,082,400	Pfizer Inc.	26,973,408
605,900	Sanofi-Aventis, Sponsored ADR	28,749,955

	Total Pharmaceuticals	125,918,247

	TOTAL HEALTH CARE	191,133,042

INDUSTRIALS - 10.0%
Aerospace & Defense - 5.0%
538,500	Boeing Co.	41,965,305
499,700	Raytheon Co.	22,906,248
470,500	United Technologies Corp.	27,274,885

	Total Aerospace & Defense	92,146,438

Building Products - 1.1%
627,100	Masco Corp.	20,374,479

Commercial Services & Supplies - 1.1%
348,600	Avery Dennison Corp.	20,386,128

Industrial Conglomerates - 1.8%
344,100	Textron Inc.	32,135,499

Machinery - 1.0%
231,400	Parker Hannifin Corp.	18,653,154

	TOTAL INDUSTRIALS	183,695,698

INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 1.6%
1,381,400	Nokia Oyj, Sponsored ADR	28,622,608

See Notes to Schedule of Investments.

2

SALOMON BROTHERS INVESTORS VALUE FUND INC.

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY (continued)
Computers & Peripherals - 1.0%
221,100	International Business Machines Corp.	$18,234,117

Software - 1.0%
683,600	Microsoft Corp.	18,600,756

	TOTAL INFORMATION TECHNOLOGY	65,457,481

MATERIALS - 2.7%
Chemicals - 2.7%
282,300	Air Products & Chemicals Inc.	18,967,737
702,000	E.I. du Pont de Nemours & Co.	29,631,420

	TOTAL MATERIALS	48,599,157

TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 2.1%
1,385,210	AT&T Inc.	37,456,078

Wireless Telecommunication Services - 5.2%
548,000	ALLTEL Corp.	35,483,000
2,312,453	Sprint Nextel Corp.	59,753,786

	Total Wireless Telecommunication Services	95,236,786

	TOTAL TELECOMMUNICATION SERVICES	132,692,864

UTILITIES - 2.4%
Multi-Utilities - 2.4%
965,100	Sempra Energy	44,838,546

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,383,312,024)	1,774,365,350

FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.0%
Repurchase Agreements - 4.0%
$25,000,000	Interest in $387,994,000 joint tri-party repurchase agreement dated 3/31/06 with Morgan Stanley, 4.800% due 4/3/06; Proceeds at maturity - $25,010,000; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.125% due 4/20/16 to 12/22/25; Market value - $25,610,993)	25,000,000
25,000,000	Interest in $507,001,000 joint tri-party repurchase agreement dated 3/31/06 with Goldman, Sachs & Co., 4.790% due 4/3/06; Proceeds at maturity - $25,009,979; (Fully collateralized by various U.S. Treasury obligations, 1.875% to 3.625% due 1/15/07 to 4/15/28; Market value - $25,500,012)	25,000,000
22,890,000	Interest in $94,424,000 joint tri-party repurchase agreement dated 3/31/06 with Banc of America Securities LLC, 4.750% due 4/3/06; Proceeds at maturity - $22,899,061; (Fully collateralized by various U.S. government agency obligations, 0.000% to 2.710% due 9/6/06 to 1/30/07; Market value - $23,347,820)	22,890,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $72,890,000)	72,890,000

	TOTAL INVESTMENTS - 101.0% (Cost - $1,456,202,024#)	1,847,255,350
	Liabilities in Excess of Other Assets - (1.0)%	(18,101,272)

	TOTAL NET ASSETS - 100.0%	$1,829,154,078

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipt

FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Investors Value Fund Inc (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company. The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset values, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$399,088,994
Gross unrealized depreciation	(8,035,668)

Net unrealized appreciation	$391,053,326

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Investors Value Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: May 29, 2006